Contingencies, commitments and restrictions on the distribution of profits - Contingencies (Details) € in Thousands, $ in Millions														1 Months Ended			11 Months Ended		12 Months Ended
	May 23, 2025 EUR (€)	May 22, 2025 USD ($)	Apr. 22, 2025 USD ($)	May 31, 2024 EUR (€)	May 22, 2024 USD ($)	May 09, 2024 USD ($)	Jan. 05, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 BRL (R$)	Dec. 13, 2023 USD ($)	Sep. 14, 2019 USD ($)	Sep. 14, 2019 BRL (R$)	Aug. 27, 2019 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Mar. 31, 2022 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2018 EUR (€) contract	Dec. 31, 2014 USD ($)	Dec. 31, 2014 BRL (R$)	Dec. 31, 2025 BRL (R$)	Sep. 30, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 BRL (R$)	May 06, 2025 USD ($)	May 06, 2025 EUR (€)	Apr. 28, 2025 USD ($)	Apr. 28, 2025 ARS ($)	Sep. 11, 2024 USD ($)	Sep. 11, 2024 ARS ($)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 BRL (R$)	Jan. 31, 2022 USD ($)	Sep. 10, 2021 EUR (€)
Contingencies, commitments and restrictions on the distribution of profits
Amount of identified three total payments																									$ 138,600	R$ 858,000
Legal action to claiming for late payment of taxes											$ 209,900	R$ 1,300,000
Exposure to credit risk on loan commitments and financial guarantee contracts at end of period																												$ 2,100,000			$ 1,400,000	€ 1,200
Transfer to legal reserve		$ 2,598,000			$ 3,743,000
Percentage of profits generated transferred to statutory reserve		5.00%			5.00%
Compensation for concession																						$ 62,677,000
Share of income / (loss) in associates																			$ 31,083,000		$ (996,000)	7,108,000
Sociedad Aeroportuaria Kuntur Wasi S.A.
Contingencies, commitments and restrictions on the distribution of profits
Percentage of ownership																			50.00%	50.00%	50.00%
Share of income / (loss) in associates																			$ 31,300,000
TA Concession Agreement | Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Payments for confirmation deposit with no property passage																$ 3,300,000
Natal Airport Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Final concession settlement receivable																			1,700,000								R$ 9,400,000		$ 1,400,000	R$ 7,600,000
Natal Airport Concession Agreement | Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Contingencies, commitments and restrictions on the distribution of profits
Final gross indemnification																																					$ 125,900,000	R$ 609,500,000
Net gain recognized																						166,500,000
Reversal of previous impairment loss																						103,800,000
Compensation for concession																						62,700,000
Unrecognized tax loss carry forwards were used to compensate the current tax expense																						$ 7,400,000	R$ 36,800,000
Percentage of deduction on tax loss carryforwards that can be applied																						100.00%	100.00%
Total net payment deducting all the obligations related to concession fees and including the receivables related to re-equilibriums								$ 41,300,000	R$ 199,700,000
Outstanding compensation received on account of re-bidding process							$ 90,600,000
Tax Proceedings
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim payments | R$													R$ 17,000,000
Value of tax demanded award the plaintiff seeks in the legal matter														$ 1,200,000	R$ 8,000,000		$ 12,900,000	R$ 80,000,000
Tax Proceedings | TA Concession Agreement | Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Amount of guarantees constituted			$ 500,000
Tax Proceedings | Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount																			3,300,000
TAGSA legal proceedings | Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount																																							$ 4,500,000
Aeropuertos del Neuqu'n S.A. ("NQN") legal proceedings
Contingencies, commitments and restrictions on the distribution of profits
Amount of damages awarded to the plaintiff										$ 600,000
Amount of interest on damages awarded to the plaintiff										$ 300,000
Annual interest rate on damages awarded to plaintiff								8.00%	8.00%
Percentage of legal cost judgment amount										53.30%
ANSA legal proceedings, relating to claim by a supplier for breach of contract, two
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount																			500,000
Amount of ANSAs bank accounts attached																			300,000
Insurance offered by ANSA																			500,000
Granted the claim and ordered ANSA to pay																																		$ 2.2	$ 3,000	$ 3.4
Loss contingency damages ordered paid value																																	$ 10,000.00	$ 12.2
First instance proceedings
Contingencies, commitments and restrictions on the distribution of profits
Percentage of legal cost judgment amount, on appeal										15.60%
Second instance proceedings
Contingencies, commitments and restrictions on the distribution of profits
Percentage of legal costs on the legal costs of previous proceedings										30.00%
Italian Proceedings
Contingencies, commitments and restrictions on the distribution of profits
Litigation settlement amount paid to other party | €	€ 100
Italian Proceedings | ARSA
Contingencies, commitments and restrictions on the distribution of profits
Number of preliminary sales contracts | contract																								2
Reimbursement of deposit | €				€ 4,700
Italian Proceedings | ARSA | First contract
Contingencies, commitments and restrictions on the distribution of profits
Repayment of contract expected price | €																								€ 75,000																€ 72,000
Contract expected price | €																								3,000
Italian Proceedings | ARSA | Second contract
Contingencies, commitments and restrictions on the distribution of profits
Repayment of contract expected price | €																								90																€ 81
Contract expected price | €																								€ 9
Peruvian proceedings
Contingencies, commitments and restrictions on the distribution of profits
Amount of damages awarded to the plaintiff						$ 91,200,000
Financial contingent asset																			$ 91,200,000
Peruvian proceedings | ARSA
Contingencies, commitments and restrictions on the distribution of profits
Provision | €																				€ 0